Leases	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Leases
Note 10:	Leases

a.	Lease Agreements:

The Company's offices and its production facility in Israel are located in a building that the Company previously leased from a related party (see note 24a), in accordance with a sub-lease agreement. The Company subleased approximately 3,000 square meters of laboratory, office and clean rooms space at a monthly fee of NIS 125 (approximately $35). This sub-lease agreement was amended in October 2021, to extend the period up to October 2025 which was included in the calculation of the lease liability and ROU asset.

In July 2023, the Company signed a termination agreement for the sub-lease agreement and signed a new lease agreement for the same area of approximately 3,000 square meters in the same building with the owner of the building at a annual rent fee of NIS 2,484 (approximately $720) linked to the index. The lease agreement is for 12 years with an option for an additional 3 years. The Company’s estimation is that it will exercise the 3-year option.

On January 1, 2024, the Company entered into a new lease agreement for 380 square meters of office, in Yavne, Israel, close to the main office, the agreement was for two years with options for an additional three years. The additional leased area was needed to support the Company in extending its activity. The annual fee for this agreement is NIS 437 (approximately $120) linked to the index. The Company didn’t exercise the additional 3 years option and entered into a new lease agreement

In May 2025, the Company entered into a new lease agreement for approximately 1,000 square meters of office and labs in Gan-Rave, Israel, close to the main office, the agreement is for five years with options for an additional two years. The additional leased area is needed to support the Company in extending its activity. The annual fee range for this agreement is NIS 672 – NIS 736 (approximately $210- $231) linked to the index. The Company estimation is that it will exercise the 2-year option.

In September 2025, the Company entered into a new lease agreement for approximately 184 square meters of storage in Yavne, Israel, close to the main office. The agreement is for two years with options for an additional two years. The additional leased area is needed to support the Company in extending its activity. The annual fee for this agreement is NIS 95 (approximately $30) linked to the index. The Company estimation is that it will exercise the 2-year option.

In addition, the Company and its subsidiary have lease agreements for 13 vehicles for the remaining period of 1.5 years on average.

Amounts recognized in profit or loss and in the statement of cash flowsb.

	Year ended December 31,
	2025	2024

Interest expense on lease liabilities	625	527
Depreciation expenses	803	663
Cash outflow for leases	1,212	928

The Company determined the appropriate interest rate for discounting leases, with the assistance of a third party. The valuation was based on: credit risk, the weighted average term of the leases and other economic variables. A weighted average interest rate in a range of 6.5% to 8.5% was used to discount future lease payments in the calculation of the lease liability.

c.	Disclosures in respect of Right- of- Use assets:

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2025	7,122	519	7,641
New leases	1,180	270	1,450
Adjustments for indexation	181	7	188
Disposals	(411)	(172)	(583)

Balance as of December 31, 2025	8,072	624	8,696

Accumulated depreciation
Balance as of January 1, 2025	743	235	978
Depreciation and amortization	664	210	874
Disposals	(162)	(145)	(307)

Balance as of December 31, 2025	1,245	300	1,545

Depreciated cost
Balance as of December 31, 2025	6,827	324	7,151

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2024	6,511	652	7,163
New leases	390	127	517
Adjustments for indexation	221	8	229
Disposals	-	(268)	(268)

Balance as of December 31, 2024	7,122	519	7,641

Accumulated depreciation
Balance as of January 1, 2024	208	257	465
Depreciation and amortization	535	193	728
Disposals	-	(215)	(215)

Balance as of December 31, 2024	743	235	978

Depreciated cost
Balance as of December 31, 2024	6,379	284	6,663

d.	Disclosures of the Company's lease liabilities:

	Buildings	Motor vehicles	Total

Balance as of January 1, 2025	6,677	254	6,931
Repayment of leases liabilities	(979)	(233)	(1,212)
Effect of changes in exchange rates	1,057	43	1,100
New finance lease obligation recognized	1,180	253	1,433
Adjustments for indexation	181	7	188
Financial expenses	598	27	625
Disposals-termination of leases	(269)	(21)	(290)
Balance as of December 31, 2025	8,445	330	8,775

Current maturities of long-term leases	(455)	(168)	(623)
Lease liability Balance as of December 31, 2025	7,990	162	8,152

	Buildings	Motor vehicles	Total

Balance as of January 1, 2024	6,346	365	6,711
Repayment of leases liabilities	(728)	(200)	(928)
Effect of changes in exchange rates	(38)	(1)	(39)
New finance lease obligation recognized	368	112	480
Adjustments for indexation	221	8	229
Financial expenses	508	19	527
Disposals-termination of leases	-	(49)	(49)
Balance as of December 31, 2024	6,677	254	6,931

Current maturities of long-term leases	(273)	(145)	(418)
Lease liability Balance as of December 31, 2024	6,404	109	6,513